FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized	$ 0	$ (13)
Other net change to fair value [Abstract]
Other net change to fair value - Included in accumulated other comprehensive loss	1
Carrying value	(823)	(811)	$ (616)
Cephalon [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	11	5
Microdose [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	$ 3	10
Nu Pathe [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		10
Labrys [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from		311
Changes in contingent consideration [Abstract]
Changes in contingent consideration	$ (25)	(350)
Eagle Transaction [Member]
Contingent consideration resulting from [Abstract]
Contingent consideration resulting from	37	63
Changes in contingent consideration [Abstract]
Changes in contingent consideration	$ (15)
Eagle [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		(128)
Gecko Transaction [Member]
Fair value of financial liabilities measured using Level 3 inputs
Fair Value Measurement Asset Amount Realized		$ (5)